Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases	LEASES
Lessor Information— Refer to Note 2 of these consolidated financial statements for further information about the Company’s revenue generating activities as a lessor. The majority of the Company’s customer agreements are considered operating leases.
Lessee Information— The Company determines if a contract contains a lease at inception. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date of the lease based on the present value of lease payments over the lease term. The Company uses the incremental borrowing rate to determine the present value of lease payments, as the implicit rate is not readily determinable. The ROU asset also includes any lease payments made. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
The Company leases office space in Plano, TX and New York, NY under operating leases with a non-cancelable lease term which end in August 2023 and June 2025, respectively. Lease expenses are included in general and administrative expenses on the consolidated statement of operations and comprehensive (loss) income. The following is a schedule of future minimum lease payments required under the non-cancelable leases as of December 31, 2022, reconciled to the present value of operating lease liabilities:

Years Ending December 31,
2023	$456
2024	334
2025	170
Thereafter	—
Total future minimum lease payments	$960
Less: Interest	(133)
Total present value of lease liabilities	$827
Lease Liabilities—Lease liabilities as of December 31, 2022, consists of the following:

Current portion of lease liabilities	$382
Long-term lease liabilities, net of current portion	445
Total lease liabilities	$827
Rent expense for operating leases for the years ended December 31, 2022 and 2021 were $532 and $569, respectively. Rent expense is recorded and included in general and administrative expenses on the consolidated statement of operations and comprehensive (loss) income. As of December 31, 2022, the Company had a weighted average remaining lease term of 2.2 years and a weighted average discount rate of 9.25%.